Condensed Statements of Cash Flows - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss		$ (17,321,000)	$ (6,928,000)	$ (15,424,000)	$ (8,926,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		947,000	623,000	1,400,000	403,000
Non-cash research and development arrangements		1,001,000
Amortization of warrant		125,000		38,000
Stock-based compensation		3,874,000	500,000	1,224,000	859,000
Non-cash operating lease expense		122,000	32,000	77,000	68,000
Changes in operating assets and liabilities:
Accounts receivable		(30,000)	92,000	(290,000)
Prepaid expenses and other current assets		(2,710,000)	(435,000)	(699,000)	(337,000)
Other noncurrent assets		(53,000)		(11,000)	(6,000)
Accounts payable		3,025,000	(155,000)	96,000	368,000
Accrued expenses		913,000	(86,000)	374,000	(90,000)
Operating lease liabilities		11,000	3,000	(150,000)	(48,000)
Unearned revenue		275,000	375,000	1,358,000
Other noncurrent liabilities					(12,000)
Net cash used in operating activities		(9,821,000)	(5,979,000)	(12,007,000)	(7,721,000)
Cash Flows from Investing Activities
Purchases of property and equipment		(2,997,000)	(6,126,000)	(10,032,000)	(2,418,000)
Capitalized software development costs		(764,000)	(526,000)	(1,131,000)	(400,000)
Intangible asset acquisition costs		(241,000)	(140,000)	(513,000)	(524,000)
Proceeds from disposal of assets		3,000	1,000
Net cash used in investing activities		(3,999,000)	(6,791,000)	(11,676,000)	(3,342,000)
Cash Flows from Financing Activities:
Proceeds from stock options exercised		5,392,000	15,000	276,000	296,000
Net cash provided by financing activities		5,392,000	15,000	276,000	62,223,000
Net change in cash and cash equivalents		(8,428,000)	(12,755,000)	(23,407,000)	51,160,000
Cash and cash equivalents at the beginning of the period		36,120,000	59,527,000	59,527,000	8,367,000
Cash and cash equivalents at the end of the period	$ 36,120,000	27,692,000	46,772,000	36,120,000	59,527,000
Supplemental disclosure of noncash activities:
Issuance of common stock for intellectual property		1,567,000
Issuance of common stock for research and development arrangement		815,000		2,903,000
Property and equipment purchases in accounts payable and accrued expenses		1,121,000	994,000
Intangible asset purchases in accounts payable and accrued expenses		121,000	$ 73,000
Issuance of common stock for purchase of Additional Patents					52,000
Deemed dividend on Series B preferred stock					9,000
Vesting of warrants				566,000
Series B Convertible Redeemable Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds from the issuance of Series convertible redeemable preferred stock					60,000
Series B-1 Convertible Redeemable Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds from the issuance of Series convertible redeemable preferred stock					61,867,000
Offering costs paid					$ (396,000)
dMY TECHNOLOGY GROUP, INC. III [Member]
Cash Flows from Operating Activities:
Net loss	(16,214,598)	(9,957,702)
Adjustments to reconcile net loss to net cash used in operating activities:
Offering costs associated with derivative warrant liabilities	700,326
Loss upon issuance of private placement warrants	7,360,000
Change in fair value of derivative warrant liabilities	7,525,000	5,715,000		6,300,000
General and administrative expenses paid by related party under note payable	27,228
Gain on marketable securities (net), dividends and interest, held in Trust Account	(30,565)	(53,369)
Changes in operating assets and liabilities:
Prepaid expenses	(770,285)	58,741
Accounts payable	487,457	(536,933)
Accrued expenses	512,509	3,037,776
Franchise tax payable	58,132	41,918
Net cash used in operating activities	(344,796)	(1,694,569)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(300,000,000)
Net cash used in investing activities	(300,000,000)
Cash Flows from Financing Activities:
Proceeds from advances from related party		125,000
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds received from initial public offering, gross	300,000,000
Proceeds received from private placement	8,000,000
Offering costs paid	(6,020,863)
Paydown of notes payable	(89,602)
Net cash provided by financing activities	301,914,535	125,000
Net change in cash and cash equivalents	1,569,739	(1,569,569)
Cash and cash equivalents at the beginning of the period		1,569,739
Cash and cash equivalents at the end of the period	1,569,739	170		$ 1,569,739
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable	362,985
Offering costs funded with note payable	93,740
Deferred underwriting commissions in connection with the initial public offering	10,500,000
Initial value of Class A common stock subject to possible redemption	285,615,070
Change value of Class A common stock subject to possible redemption	$ (8,081,940)	$ 9,957,700